Shareholder Report, Average Annual Return (Details)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended	21 Months Ended	24 Months Ended	26 Months Ended		29 Months Ended	31 Months Ended	32 Months Ended	42 Months Ended	47 Months Ended	50 Months Ended	51 Months Ended	55 Months Ended		56 Months Ended	60 Months Ended		68 Months Ended	79 Months Ended	91 Months Ended	95 Months Ended	103 Months Ended	106 Months Ended	116 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000230310
Average Annual Return [Line Items]
Average Annual Return, Percent								(1.67%)														2.29%
Without Sales Load [Member] | C000195295
Average Annual Return [Line Items]
Average Annual Return, Percent								(2.12%)																(3.29%)					(11.44%)
Without Sales Load [Member] | C000124906
Average Annual Return [Line Items]
Average Annual Return, Percent								14.74%																8.89%								7.89%
Without Sales Load [Member] | C000182948
Average Annual Return [Line Items]
Average Annual Return, Percent								38.33%																11.90%						10.27%
Without Sales Load [Member] | C000115056
Average Annual Return [Line Items]
Average Annual Return, Percent								(10.53%)																(0.33%)								4.62%
Without Sales Load [Member] | C000096244
Average Annual Return [Line Items]
Average Annual Return, Percent								13.49%																3.06%								3.92%
Without Sales Load [Member] | C000123089
Average Annual Return [Line Items]
Average Annual Return, Percent								7.98%																7.08%								6.13%
Without Sales Load [Member] | C000107655
Average Annual Return [Line Items]
Average Annual Return, Percent								2.71%																5.48%								4.62%
Without Sales Load [Member] | C000132381
Average Annual Return [Line Items]
Average Annual Return, Percent								6.54%																5.26%								4.74%
Without Sales Load [Member] | C000171471
Average Annual Return [Line Items]
Average Annual Return, Percent								56.29%																17.33%							3.68%
Without Sales Load [Member] | C000059344
Average Annual Return [Line Items]
Average Annual Return, Percent								30.71%																13.72%								14.48%
Without Sales Load [Member] | C000195298
Average Annual Return [Line Items]
Average Annual Return, Percent								18.02%																(5.64%)					4.81%
Without Sales Load [Member] | C000115055
Average Annual Return [Line Items]
Average Annual Return, Percent								11.29%																4.11%								3.49%
Without Sales Load [Member] | C000234747
Average Annual Return [Line Items]
Average Annual Return, Percent								64.25%											18.86%
Without Sales Load [Member] | C000144590
Average Annual Return [Line Items]
Average Annual Return, Percent								4.74%																1.24%								4.32%
Without Sales Load [Member] | C000144591
Average Annual Return [Line Items]
Average Annual Return, Percent								7.82%																(2.81%)								2.94%
Without Sales Load [Member] | C000144592
Average Annual Return [Line Items]
Average Annual Return, Percent								2.86%																2.97%								5.49%
Without Sales Load [Member] | C000222595
Average Annual Return [Line Items]
Average Annual Return, Percent								7.44%																4.13%	5.34%
Without Sales Load [Member] | C000230308
Average Annual Return [Line Items]
Average Annual Return, Percent								112.51%													17.50%
Without Sales Load [Member] | C000227376
Average Annual Return [Line Items]
Average Annual Return, Percent								76.21%															14.05%	13.00%
Without Sales Load [Member] | C000261359
Average Annual Return [Line Items]
Average Annual Return, Percent							17.64%
Without Sales Load [Member] | C000247835
Average Annual Return [Line Items]
Average Annual Return, Percent								39.97%				23.30%
Without Sales Load [Member] | C000230307
Average Annual Return [Line Items]
Average Annual Return, Percent								(8.05%)													(2.52%)
Without Sales Load [Member] | C000204726
Average Annual Return [Line Items]
Average Annual Return, Percent								19.65%																(5.22%)				4.98%
Without Sales Load [Member] | C000202974
Average Annual Return [Line Items]
Average Annual Return, Percent								(18.24%)																(8.69%)			2.91%
Without Sales Load [Member] | C000150378
Average Annual Return [Line Items]
Average Annual Return, Percent								15.71%																4.31%								7.39%
Without Sales Load [Member] | C000261358
Average Annual Return [Line Items]
Average Annual Return, Percent							19.06%
Without Sales Load [Member] | C000253563
Average Annual Return [Line Items]
Average Annual Return, Percent								42.54%	21.04%
Without Sales Load [Member] | C000214312
Average Annual Return [Line Items]
Average Annual Return, Percent								6.78%																2.73%		5.71%
Without Sales Load [Member] | C000274756
Average Annual Return [Line Items]
Average Annual Return, Percent	0.93%
Without Sales Load [Member] | C000131287
Average Annual Return [Line Items]
Average Annual Return, Percent								9.31%																5.26%								9.59%
Without Sales Load [Member] | C000261360
Average Annual Return [Line Items]
Average Annual Return, Percent							12.96%
Without Sales Load [Member] | C000160294
Average Annual Return [Line Items]
Average Annual Return, Percent								29.22%																13.76%								15.77%
Without Sales Load [Member] | C000160295
Average Annual Return [Line Items]
Average Annual Return, Percent								34.68%																15.09%								16.10%
Without Sales Load [Member] | C000160296
Average Annual Return [Line Items]
Average Annual Return, Percent								31.17%																15.05%								16.19%
Without Sales Load [Member] | C000160299
Average Annual Return [Line Items]
Average Annual Return, Percent								17.34%																9.59%								11.58%
Without Sales Load [Member] | C000244194
Average Annual Return [Line Items]
Average Annual Return, Percent								27.08%					18.69%
Without Sales Load [Member] | C000238747
Average Annual Return [Line Items]
Average Annual Return, Percent								127.74%								14.55%
Without Sales Load [Member] | C000230306
Average Annual Return [Line Items]
Average Annual Return, Percent								160.99%														5.15%
Without Sales Load [Member] | C000230304
Average Annual Return [Line Items]
Average Annual Return, Percent								80.40%														13.39%
Without Sales Load [Member] | C000150377
Average Annual Return [Line Items]
Average Annual Return, Percent								11.17%																6.30%								9.34%
Without Sales Load [Member] | C000214314
Average Annual Return [Line Items]
Average Annual Return, Percent								35.85%																13.82%		17.15%
Without Sales Load [Member] | C000230303
Average Annual Return [Line Items]
Average Annual Return, Percent								48.19%													2.41%
Without Sales Load [Member] | C000234857
Average Annual Return [Line Items]
Average Annual Return, Percent								26.69%										7.64%
Without Sales Load [Member] | C000245674
Average Annual Return [Line Items]
Average Annual Return, Percent								(25.66%)							20.39%
Without Sales Load [Member] | C000245659
Average Annual Return [Line Items]
Average Annual Return, Percent								(31.16%)							28.29%
Without Sales Load [Member] | C000231184
Average Annual Return [Line Items]
Average Annual Return, Percent								(32.24%)												(1.39%)
Without Sales Load [Member] | C000269916
Average Annual Return [Line Items]
Average Annual Return, Percent			(16.81%)
Without Sales Load [Member] | C000231749
Average Annual Return [Line Items]
Average Annual Return, Percent								(24.63%)							0.77%
Without Sales Load [Member] | C000236586
Average Annual Return [Line Items]
Average Annual Return, Percent								28.32%									(39.72%)
Without Sales Load [Member] | C000245638
Average Annual Return [Line Items]
Average Annual Return, Percent								(13.14%)						(33.08%)
Without Sales Load [Member] | C000248851
Average Annual Return [Line Items]
Average Annual Return, Percent								(64.49%)			(29.58%)
Without Sales Load [Member] | C000248850
Average Annual Return [Line Items]
Average Annual Return, Percent								(69.00%)		(74.35%)
Without Sales Load [Member] | C000259247
Average Annual Return [Line Items]
Average Annual Return, Percent						(88.01%)
Without Sales Load [Member] | C000259251
Average Annual Return [Line Items]
Average Annual Return, Percent						(91.61%)
Without Sales Load [Member] | C000248847
Average Annual Return [Line Items]
Average Annual Return, Percent								30.73%			(47.85%)
Without Sales Load [Member] | C000248848
Average Annual Return [Line Items]
Average Annual Return, Percent								(55.22%)		(52.97%)
Without Sales Load [Member] | C000253777
Average Annual Return [Line Items]
Average Annual Return, Percent				(76.36%)
Without Sales Load [Member] | C000263324
Average Annual Return [Line Items]
Average Annual Return, Percent					(80.59%)
Without Sales Load [Member] | C000263403
Average Annual Return [Line Items]
Average Annual Return, Percent				30.62%
Without Sales Load [Member] | C000263404
Average Annual Return [Line Items]
Average Annual Return, Percent				(26.00%)
Without Sales Load [Member] | C000263405
Average Annual Return [Line Items]
Average Annual Return, Percent				25.69%
Without Sales Load [Member] | C000269755
Average Annual Return [Line Items]
Average Annual Return, Percent		1.00%
FactSet Big Data Refiners Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FactSet Big Data Refiners Index
Average Annual Return, Percent								(1.18%)														2.78%
Solactive-ProShares Bricks and Mortar Retail Store Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive-ProShares Bricks and Mortar Retail Store Index
Average Annual Return, Percent								6.22%																3.83%					9.60%
Dow Jones Brookfield Global Infrastructure Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Dow Jones Brookfield Global Infrastructure Composite Index
Average Annual Return, Percent								14.50%																8.56%								7.52%
Nasdaq U.S. Large Cap Equities for Rising Rates Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq U.S. Large Cap Equities for Rising Rates Index
Average Annual Return, Percent								38.96%																12.31%						10.70%
LPX Direct Listed Private Equity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								LPX Direct Listed Private Equity Index
Average Annual Return, Percent								(10.28%)																0.11%								4.95%
Merrill Lynch Factor Model — Exchange Series
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Merrill Lynch Factor Model — Exchange Series
Average Annual Return, Percent								14.43%																4.08%								4.93%
FTSE High Yield (Treasury Rate-Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FTSE High Yield (Treasury Rate-Hedged) Index
Average Annual Return, Percent								8.56%																7.53%								6.65%
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FTSE 30-Year TIPS (Treasury Rate-Hedged) Index
Average Annual Return, Percent								3.62%																6.06%								4.56%
FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index
Average Annual Return, Percent								6.62%																5.61%								4.98%
Bloomberg Commodity Balanced WTI Crude Oil Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Commodity Balanced WTI Crude Oil Index
Average Annual Return, Percent								52.38%																15.19%							10.50%
UBS 130/30 Large Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								UBS 130/30 Large Cap Index
Average Annual Return, Percent								31.57%																14.51%								15.23%
ProShares Long Online/Short Stores Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ProShares Long Online/Short Stores Index
Average Annual Return, Percent								16.50%																(6.18%)					4.59%
S&P Merger Arbitrage Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Merger Arbitrage Index
Average Annual Return, Percent								12.55%																5.16%								4.35%
Solactive Metaverse Theme Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive Metaverse Theme Index
Average Annual Return, Percent								65.00%											19.06%
MSCI EAFE Dividend Masters Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Dividend Masters Index
Average Annual Return, Percent								5.13%																1.64%								4.78%
MSCI Emerging Markets Dividend Masters Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Dividend Masters Index
Average Annual Return, Percent								8.93%																(1.87%)								4.06%
MSCI Europe Dividend Masters Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI Europe Dividend Masters Index
Average Annual Return, Percent								3.21%																3.42%								6.06%
MSCI Global Transformational Changes Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI Global Transformational Changes Index
Average Annual Return, Percent								7.70%																4.37%	5.59%
Solactive Nanotechnology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive Nanotechnology Index
Average Annual Return, Percent								114.21%													17.95%
Nasdaq-100 Dorsey Wright Momentum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq-100 Dorsey Wright Momentum Index
Average Annual Return, Percent								77.36%															14.79%	13.72%
Nasdaq-100 Dynamic Buffer Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq-100 Dynamic Buffer Index
Average Annual Return, Percent							17.46%
Nasdaq-100 Daily Covered Call Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq-100 Daily Covered Call Index
Average Annual Return, Percent								40.87%				24.22%
FactSet On-Demand Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FactSet On-Demand Index
Average Annual Return, Percent								(7.51%)													(1.59%)
ProShares Online Retail Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ProShares Online Retail Index
Average Annual Return, Percent								20.40%																(4.69%)				5.56%
FactSet Pet Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FactSet Pet Care Index
Average Annual Return, Percent								(17.96%)																(8.23%)			3.46%
Russell 2000 Dividend Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000 Dividend Growth Index
Average Annual Return, Percent								16.17%																4.71%								7.84%
Cboe Russell 2000 Daily Buffer Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Cboe Russell 2000 Daily Buffer Index
Average Annual Return, Percent							19.31%
Cboe Russell 2000 Daily Covered Call Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Cboe Russell 2000 Daily Covered Call Index
Average Annual Return, Percent								43.33%	21.81%
Russell 3000 Dividend Elite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000 Dividend Elite Index
Average Annual Return, Percent								7.17%																11.33%		6.14%
S&P 500® Buyback Aristocrats Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.98%
S&P 500 Dividend Aristocrats Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Dividend Aristocrats Index
Average Annual Return, Percent								9.71%																5.63%								10.00%
S&P 500 Daily Dynamic Buffer Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Daily Dynamic Buffer Index
Average Annual Return, Percent							13.43%
S&P 500 Ex-Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Ex-Energy Index
Average Annual Return, Percent								29.39%																13.89%								16.01%
S&P 500 Ex-Financials and Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Ex-Financials and Real Estate Index
Average Annual Return, Percent								34.89%																15.25%								16.34%
S&P 500 Ex-Health Care Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Ex-Health Care Index
Average Annual Return, Percent								31.34%																15.17%								16.44%
S&P 500 Ex-Information Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Ex-Information Technology Index
Average Annual Return, Percent								17.46%																9.71%								11.82%
S&P 500 Daily Covered Call Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500 Daily Covered Call Index
Average Annual Return, Percent								27.81%					19.62%
S&P Global Core Battery Metals Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global Core Battery Metals Index
Average Annual Return, Percent								133.09%								15.92%
S&P Kensho Cleantech Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Kensho Cleantech Index
Average Annual Return, Percent								162.59%														5.40%
S&P Kensho Smart Factories Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Kensho Smart Factories Index
Average Annual Return, Percent								81.22%														13.45%
S&P MidCap 400 Dividend Aristocrats Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P MidCap 400 Dividend Aristocrats Index
Average Annual Return, Percent								11.65%																6.74%								9.78%
S&P Technology Dividend Aristocrats Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Technology Dividend Aristocrats Index
Average Annual Return, Percent								36.54%																14.33%		17.69%
Solactive Smart Materials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Solactive Smart Materials Index
Average Annual Return, Percent								48.73%													2.63%
FactSet Supply Chain Logistics Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FactSet Supply Chain Logistics Index
Average Annual Return, Percent								27.36%										8.02%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Bitcoin Index
Average Annual Return, Percent								(29.78%)							45.74%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Bitcoin Index
Average Annual Return, Percent								(29.78%)							45.74%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Bitcoin Index
Average Annual Return, Percent								(29.78%)												3.98%
CoinDesk 20 Index
Average Annual Return [Line Items]
Average Annual Return, Percent			(13.09%)
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Ethereum Index
Average Annual Return, Percent								(21.73%)							7.44%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Bitcoin Index
Average Annual Return, Percent								(29.78%)									37.54%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Ethereum Index
Average Annual Return, Percent								(21.73%)						3.72%
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Bitcoin Index
Average Annual Return, Percent								(29.78%)			2.56%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Ethereum Index
Average Annual Return, Percent								(21.73%)		(26.34%)
Bloomberg Solana Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Solana Index
Average Annual Return, Percent						(49.94%)
Bloomberg XRP Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg XRP Index
Average Annual Return, Percent						(54.85%)
Bloomberg Bitcoin Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Bitcoin Index
Average Annual Return, Percent								(29.78%)			2.56%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Ethereum Index
Average Annual Return, Percent								(21.73%)		(26.34%)
Nasdaq: COIN
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq: COIN
Average Annual Return, Percent				(37.45%)
NYSE: CRCL
Average Annual Return [Line Items]
Line Graph and Table Measure Name								NYSE: CRCL
Average Annual Return, Percent					(30.12%)
Nasdaq: NVDA
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq: NVDA
Average Annual Return, Percent				25.47%
Nasdaq: PLTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq: PLTR
Average Annual Return, Percent				0.28%
Nasdaq: TSLA
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq: TSLA
Average Annual Return, Percent				25.81%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent								31.64%														13.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%																14.14%					15.31%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent								31.64%																12.94%								13.94%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq Composite Index
Average Annual Return, Percent								41.98%																15.26%						18.62%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent								31.64%																12.94%								13.94%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%																14.14%								15.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								5.13%																0.17%								1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								5.13%																0.17%								1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								5.13%																0.17%								1.70%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%																14.14%							15.85%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%																14.14%								15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%																14.14%					15.31%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Total Market Index
Average Annual Return, Percent								29.84%																12.88%								15.08%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index
Average Annual Return, Percent								30.80%											15.85%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index
Average Annual Return, Percent								22.80%																8.71%								9.27%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index
Average Annual Return, Percent								54.31%																7.78%								10.66%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI EAFE Index
Average Annual Return, Percent								22.80%																8.71%								9.27%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent								31.64%																12.94%	15.67%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent								31.64%													12.77%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq Composite Index
Average Annual Return, Percent								41.98%															15.93%	15.26%
Nasdaq-100 Dynamic Buffer ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq-100 Dynamic Buffer ETF
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq Composite Index
Average Annual Return, Percent							36.21%
Nasdaq Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq Composite Index
Average Annual Return, Percent								41.98%				27.30%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent								31.64%													12.77%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent								31.64%																12.94%				13.59%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent								31.64%																12.94%			14.75%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Average Annual Return, Percent								29.45%																12.91%								15.11%
Russell 2000 Dynamic Buffer ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000 Dynamic Buffer ETF
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Average Annual Return, Percent							25.38%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Average Annual Return, Percent								29.45%	21.27%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 3000 Index
Average Annual Return, Percent								29.45%																12.91%		15.85%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%																14.14%								15.64%
S&P 500® Dynamic Buffer ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dynamic Buffer ETF
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent							25.81%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%																14.14%								15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%																14.14%								15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%																14.14%								15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%																14.14%								15.64%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%					22.73%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent								31.64%								21.93%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Total Market Index
Average Annual Return, Percent								29.84%														13.03%
S&P Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Total Market Index
Average Annual Return, Percent								29.84%														13.03%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500 Index
Average Annual Return, Percent								29.67%																13.59%								15.26%
S&P Composite 1500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500 Index
Average Annual Return, Percent								29.67%																13.59%		16.06%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent								31.64%													12.77%
S&P Global 1200 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Global 1200 Index
Average Annual Return, Percent								31.64%										15.21%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Ethereum Index
Average Annual Return, Percent								(21.73%)							7.44%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%							25.48%
Bloomberg Ethereum Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg Ethereum Index
Average Annual Return, Percent								(21.73%)							7.44%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%							25.48%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%												13.68%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent			9.08%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%							25.48%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%									21.17%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%						26.99%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%			20.15%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%		20.85%
Ultra Solana ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Ultra Solana ETF
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						22.20%
Ultra XRP ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Ultra XRP ETF
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent						22.20%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%			20.15%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent								29.78%		20.85%
Ultra COIN
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Ultra COIN
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				17.70%
Ultra CRCL
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Ultra CRCL
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent					20.67%
Ultra NVDA
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Ultra NVDA
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				17.70%
Ultra PLTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Ultra PLTR
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				17.70%
Ultra TSLA
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Ultra TSLA
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent				17.70%